Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Jan. 06, 2025	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Sep. 30, 2025
C000253926
Account Value [Line Items]
Line Graph and Table Measure Name											ABS Insights Emerging Markets Fund - Super Institutional Class
Accumulated Value	$ 10,000	$ 9,990	$ 10,010	$ 10,010	$ 10,150	$ 10,780	$ 11,470	$ 11,730	$ 11,930	$ 12,714
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Emerging Markets Index
Accumulated Value	$ 10,000	$ 10,139	$ 10,188	$ 10,253	$ 10,387	$ 10,831	$ 11,482	$ 11,706	$ 11,856	$ 12,704